Capital Structure (Details)											12 Months Ended
		Jun. 03, 2025 $ / shares shares	Jan. 02, 2025 CNY (¥) shares	Jan. 02, 2025 USD ($) $ / shares shares	Oct. 31, 2024 $ / shares shares	Feb. 29, 2024 CNY (¥) shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 27, 2023 shares	Mar. 13, 2014 USD ($) $ / shares shares	Jun. 30, 2025 shares	Jun. 30, 2024 CNY (¥) shares	Dec. 22, 2023
Capital Structure [Line Items]
Authorized share capital		450,000,000			5,000,000					2,000,000,000
Par value (in Dollars per share) | $ / shares		$ 0.09		$ 0.09	$ 0.001					$ 0.001
Dividend (in Dollars) | $										$ 2,000,000
Shares structure description										(1) 1,950,000,000 Ordinary Shares of a nominal or par value of US$0.001 each and (2) 50,000,000 Preference Shares of a nominal or par value of US$0.001 each, and each holder of the Preference Shares shall have twenty (20) votes for each Preference Share.
Issuance of shares		5,000,000,000			5,000,000,000						44,810
Amount of exchange			¥ 7,299	$ 1,000
Repurchased aggregate shares								44,817
Shares outstanding, rate												1.00%
Cash consideration (in Yuan Renminbi) | ¥												¥ 10,463,000
New Dragon Group [Member]
Capital Structure [Line Items]
Issuance of shares						22,175	22,175
Amount of exchange						¥ 44,968,000	$ 6,254,000
Moonlit Group Ltd [Member]
Capital Structure [Line Items]
Issuance of shares			5,555,556	5,555,556
Sea Synergy Limited [Member]
Capital Structure [Line Items]
Issuance of shares			4,444,445	4,444,445
Equality Group Ltd [Member]
Capital Structure [Line Items]
Issuance of shares			1,111,112	1,111,112
EGM [Member]
Capital Structure [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.001
AIFU [Member]
Capital Structure [Line Items]
Equity interests percentage								50.10%
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares outstanding												4,117,242
Issuance of shares								284,113,314
Redeemable Ordinary Shares [Member]
Capital Structure [Line Items]
Outstanding shares												54,411
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares outstanding	[1]										9,228,398	4,117,242
Issuance of shares		4,000,000,000			4,000,000,000			3,156,814			9,295,383
Outstanding shares											22,395
Ordinary shares were issued	[1]										9,273,208	4,162,059
Class A Ordinary Shares [Member] | EGM [Member]
Capital Structure [Line Items]
Ordinary shares outstanding											9,228,398
Ordinary shares were issued											9,228,398
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares outstanding											6,666,668
Issuance of shares		1,000,000,000			1,000,000,000
Ordinary shares were issued											6,666,668
AIX [Member]
Capital Structure [Line Items]
Issuance of shares								3,156,815	568,226,628
Fanhua Puyi Fund Sales Co., Ltd. [Member]
Capital Structure [Line Items]
Owned subsidiary rate												15.41%	15.41%

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025